Property, Plant, and Equipment - Additional Information (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 28.4	$ 25.8	$ 35.3	$ 34.8	$ 33.5